Financial instruments - fair values and risk management - Liquidity risk (Details) € / shares in Units, € in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2020 $ / shares shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€) shares	Jul. 31, 2020 € / shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Liquidity risk
Expected cash flows receivables with in two months		€ 4,834
Common per share | (per share)	$ 14.00			€ 12.71
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs		22,000
Cash and cash equivalents		17,818	€ 48,156		€ 41,095	€ 9,222
Carrying amount		34,064	55,834
Total		37,117	59,351
Reconciliation of liabilities arising from financing activities
Beginning of year		24,098	26,970
Cash flows		(3,203)	(7,513)
Additions		2,303	4,692
Changes in maturity		(387)	(51)
End of year		22,811	24,098
Non-current financial liabilities
Reconciliation of liabilities arising from financing activities
Beginning of year		18,078	19,647
Cash flows		(401)	(1,993)
Additions		865	2,029
Changes in maturity		(2,954)	(1,605)
End of year		15,588	18,078
Non-current lease liabilities
Reconciliation of liabilities arising from financing activities
Beginning of year		17,677	18,069
Cash flows			(1,383)
Additions		865	2,029
Changes in maturity		(2,954)	(1,038)
End of year		15,588	17,677
Current financial liabilities
Reconciliation of liabilities arising from financing activities
Beginning of year		6,020	7,323
Cash flows		(2,802)	(5,520)
Additions		1,438	2,663
Changes in maturity		2,567	1,554
End of year		7,223	6,020
Non-current portion of secured bank loans
Reconciliation of liabilities arising from financing activities
Beginning of year		401	968
Cash flows		(401)
Changes in maturity			(567)
End of year			401
Municipal loan
Reconciliation of liabilities arising from financing activities
Beginning of year			610
Cash flows			(610)
Current portion of secured bank loans
Reconciliation of liabilities arising from financing activities
Beginning of year		567	802
Cash flows		(62)	(865)
Additions			63
Changes in maturity			567
End of year		505	567
Bank Loans
Reconciliation of liabilities arising from financing activities
Beginning of year		387
Cash flows			438
Changes in maturity		(387)	(51)
End of year			387
IFRS Bank overdrafts
Reconciliation of liabilities arising from financing activities
Beginning of year		1,538	2,636
Cash flows		1,505	(1,208)
Additions		267	110
End of year		3,310	1,538
Municipal loans
Reconciliation of liabilities arising from financing activities
Beginning of year			250
Cash flows			(250)
Current lease liabilities
Reconciliation of liabilities arising from financing activities
Beginning of year		3,528	3,635
Cash flows		(4,245)	(3,635)
Additions		1,171	2,490
Changes in maturity		2,954	1,038
End of year		3,408	3,528
Less than 2 months
Liquidity risk
Total		15,383	33,270
2 to 12 months
Liquidity risk
Total		3,803	5,072
1 - 5 years
Liquidity risk
Total		9,038	10,269
More than five years
Liquidity risk
Total		8,893	10,740
Trade and other receivables due with in two months
Liquidity risk
Expected cash flows		6,418	14,857
IFRS Bank overdrafts
Liquidity risk
Carrying amount		3,310	1,538
Total		3,310	1,538
IFRS Bank overdrafts | Less than 2 months
Liquidity risk
Total		€ 3,310	€ 1,538
IFRS Bank overdrafts | 2 to 12 months
Liquidity risk
Interest-bearing loans will mature in less than one year (in percent)		30.70%	25.00%
Secured bank loans
Liquidity risk
Utilized amount of secured credit lines		€ 3,310	€ 1,538
Carrying amount		505	968
Secured bank loans		3,500	3,500
Total		€ 505	€ 997
Secured bank loans | Minimum
Liquidity risk
Interest rate on secured credit lines		3.75%	3.75%
Secured bank loans | Maximum
Liquidity risk
Interest rate on secured credit lines		4.75%	4.75%
Secured bank loans | Less than 2 months
Liquidity risk
Total		€ 105	€ 5
Secured bank loans | 2 to 12 months
Liquidity risk
Total		400	584
Secured bank loans | 1 - 5 years
Liquidity risk
Total			408
Other bank loans
Liquidity risk
Carrying amount			387
Total			394
Other bank loans | 2 to 12 months
Liquidity risk
Total			394
Lease liabilities
Liquidity risk
Carrying amount		18,997	21,205
Total		22,050	24,897
Lease liabilities | Less than 2 months
Liquidity risk
Total		716	716
Lease liabilities | 2 to 12 months
Liquidity risk
Total		3,403	3,580
Lease liabilities | 1 - 5 years
Liquidity risk
Total		9,038	9,861
Lease liabilities | More than five years
Liquidity risk
Total		8,893	10,740
Trade payables
Liquidity risk
Carrying amount		11,252	31,736
Total		11,252	31,525
Trade payables | Less than 2 months
Liquidity risk
Total		€ 11,252	31,011
Trade payables | 2 to 12 months
Liquidity risk
Total			€ 514
Common shares
Liquidity risk
Increase (decrease) in number of ordinary shares issued | shares			2,000,000
Common shares | Follow-on public offering
Liquidity risk
Total number of shares issued and sold in follow-on public offering | shares	3,500,000
Number of shares offered by existing shareholders | shares	1,500,000
The Company | Common shares | Follow-on public offering
Liquidity risk
Increase (decrease) in number of ordinary shares issued | shares	2,000,000